PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	¥ 906,337	$ 138,902	¥ 1,119,698	¥ 1,047,632
General and administrative expenses	(630,618)	(96,646)	(723,306)	(546,568)
Operating loss	(806,380)	(123,583)	(1,098,156)	(594,632)
Foreign currency exchange (loss) gains	(4,849)	(743)	1,614	4,951
Interest income (expense)	(199)	(30)	15,859	26,200
Other income	5,201	797	246	(33,583)
Loss before income taxes	(806,227)	(123,559)	(1,080,437)	(597,064)
Income tax expense	35,034	5,369	41,559	4,865
Net loss	(771,000)	(118,190)	(1,038,878)	(592,199)
Other comprehensive income (loss)
Foreign currency translation adjustment	(2,266)	(347)	914	11,100
Comprehensive loss	(773,459)	(118,537)	(1,037,964)	(581,099)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	(693)	(106)		(403)
General and administrative expenses	(35,380)	(5,422)	(29,011)	(5,536)
Operating loss	(36,073)	(5,528)	(29,011)	(5,939)
Equity in loss of subsidiaries			(608,015)	(589,564)
Foreign currency exchange (loss) gains	(1,112)	(170)	115	341
Interest income (expense)	55	8	(67)	413
Other income			665	2,550
Loss before income taxes	(37,130)	(5,690)	(636,313)	(592,199)
Net loss	(37,130)	(5,690)	(636,313)	(592,199)
Other comprehensive income (loss)
Foreign currency translation adjustment	(2,266)	(347)	914	11,100
Comprehensive loss	¥ (39,396)	$ (6,037)	¥ (635,399)	¥ (581,099)